HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Assets	$ 316,435	$ 323,969
Liabilities	205,369	207,123
United States
Disclosure of financial assets [line items]
Assets	156,990	149,687
Brazil
Disclosure of financial assets [line items]
Assets	18,708	$ 24,354
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	3,200
Liabilities	$ 1,700